PRINCIPAL ACCOUNTING POLICIES - Property, equipment and software, net (Details)	12 Months Ended
Dec. 31, 2018
Electronic equipment
Property, equipment and software, net
Estimated useful lives (in years)	3 years
Furniture
Property, equipment and software, net
Estimated useful lives (in years)	5 years
Vehicles and motors
Property, equipment and software, net
Estimated useful lives (in years)	4 years
Software
Property, equipment and software, net
Estimated useful lives (in years)	5 years